Retirement and Other Benefit Programs (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Reconciliation of Pension and Other Postemployment Benefits (OPEB) Plan Obligations, Assets and Funded Status

The Company is the sole sponsor for certain Austrian defined benefit pension plans. Information for these defined benefit plans are as follows:

as of and for the years ended December 31 (in millions)	2014	2013

Change in benefit obligation:
Projected benefit obligation, beginning of period	$156	$146
Service cost	6	6
Interest cost	5	5
Actuarial loss/(gain)	33	(3)
Benefit payments	(5)	(5)
Settlements	(3)	(2)
Foreign exchange and other	(26)	9

Projected benefit obligation, end of period	$166	$156

Change in plan assets:
Employer contributions	$8	$7
Settlements	(3)	(2)
Benefits paid	(5)	(5)

Fair value of plan assets, end of year	—	—

Under funded status of the plans	$(166)	$(156)

Amounts recognized in the combined balance sheets:
Current liability	$(5)	$(6)
Noncurrent liability	(161)	(150)

Net liability recognized at December 31	$(166)	$(156)

for the years ended December 31 (in millions)	2014	2013	2012

Net periodic benefit cost:
Service cost	$6	$6	$4
Interest cost	5	5	5
Amortization of actuarial loss	3	4	1
Settlement charge	1	1	—

Total net periodic benefit cost	$15	$16	$10

Weighted-Average Assumptions Used in Determining Net Cost and Benefit Obligations

The weighted average assumptions used to determine the net cost and benefit obligations for the Austrian defined benefit plan are as follows:

	2014	2013	2012

Discount rate	2.00%	3.30%	3.25%
Rate of compensation increase	3.50%	3.50%	3.50%

Expected Net Pension Plan Payments for Next 10 Years

Total benefit payments expected to be paid to participants are as follows:

(in millions)	Pension benefits

2015	$5
2016	5
2017	6
2018	7
2019	7
2020 through 2024	45

Total expected net benefit payments for next 10 years	$75

Weighted Average Assumptions, Net Benefit Plan Obligations and Future Net Periodic Benefit Cost

The weighted-average assumptions used to re-measure the net benefit plan obligations and future net periodic benefit cost for the single and multiple-employer plans as of the transfer date in 2015 were as follows:

	Pension benefits	OPEB

Discount rate
U.S. plans	4.30%	4.30%
International plans	1.11%	n/a
Expected return on plan assets
U.S. plans	7.25%	n/a
International plans	5.31%	n/a
Rate of compensation increase
U.S. plans	3.80%	3.80%
International plans	3.41%	n/a

Net Periodic Benefit Cost Associated with Single and Multiple-Employer Plans

Net periodic benefit cost associated with Baxalta’s single and multiple-employer pension and OPEB plans consisted of the following for the three and nine months ended September 30, 2015 and 2014:

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2015	2014	2015	2014

Net periodic benefit cost:
Service cost	$12	$1	$22	$4
Interest cost	6	2	11	4
Expected return on plan assets	(5)	—	(9)	—
Amortization of actuarial loss	6	—	12	2
Settlement charge	—	1	—	1

Total net periodic benefit cost	$19	$4	$36	$11